Commitments and Contingencies	12 Months Ended
Nov. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Payments Required to Maintain the Whistler Project

The Company is required to make annual land payments to the Department of Natural Resources of Alaska in the amount of $224,583 in 2023 and $230,605 thereafter, to keep the Whistler Project in good standing. Additionally, we have an annual labor requirement of $106,000 for 2023 and $135,200 thereafter, for which a cash-in-lieu payment equal to the value of the annual labor requirement may be made instead. The Company has excess labor carry forwards of $273,674 expiring in 2026, of which up to $106,000 can be applied each year to the Company’s annual labor requirements.

Future Commitments

The Company acquired rights to the Whistler Project and associated equipment in August 2015 pursuant to an asset purchase agreement by and among the Company, GoldMining, Kiska Metals Corporation (“Kiska”) and Geoinformatics Alaska Exploration Inc “Geoinformatics”. Pursuant to such agreement, the Company assumed an obligation on the Whistler Project pursuant to a royalty purchase agreement between Kiska, Geoinformatics, and MF2, LLC “MF2”, dated December 16, 2014. This agreement granted MF2 a 2.75% NSR royalty over the Project area, and, extending outside the current claims, over an area of interest defined by certain maximum historical extent of claims held on the project.

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS